Share-Based Compensation - Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weighted-average assumptions
Risk-free interest rate	3.80%	4.31%
Expected volatility	126.20%	32.00%
Expected term (in years)	5 years 9 months 7 days	5 years 8 months 23 days
Expected dividend yield	0.00%	0.00%